Revenue Recognition (Details Textual) (USD $)		3 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2014 Subsequent Event [Member]	Sep. 30, 2013 License Agreement [Member]	Sep. 30, 2013 License Agreement [Member] Bellco [Member]	Dec. 31, 2012 License Agreement [Member] Bellco [Member]	Dec. 31, 2011 License Agreement [Member] Bellco [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 1,414,000			$ 878,000	$ 1,580,000	$ 1,414,000	$ 2,094,000
Revenue recognized		$ 176,000	$ 702,000		$ 535,000